Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Liabilities

NOTE 5. ACCRUED LIABILITIES

Accrued liabilities consist of the following (in thousands):

	December 31, 2016	September 30, 2017
Salary and payroll tax accrual	$6,594	$6,601
Taxes payable	2,128	2,790
Accrued interest	2	4,064
License fee obligation	—	1,000
Placement fees payable	4,000	4,000
Accrued other	4,978	4,550

Total accrued liabilities	$17,702	$23,005

NOTE 5. ACCRUED LIABILITIES

Accrued liabilities consist of the following (in thousands):

	December 31,
	2015	2016
Salary and payroll tax accrual	$5,851	$6,594
Taxes payable	2,440	2,128
Accrued interest	8	2
C2 Gaming contingent consideration (see Note 2)	1,125	—
Placement fees payable	4,525	4,000
Accrued other	4,305	4,978

Total accrued liabilities	$18,254	$17,702